NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE

	Six Months ended March 31,
	2025	2026	2026
	HKD	HKD	USD
Numerator:
Net income (loss) attributable to the Company’s shareholders	$3,512,281	$(76,386,077)	$(9,743,122)

Denominator:
Weighted average ordinary shares outstanding
Basic and diluted*	84,167	117,985	117,985

Net income (loss) per share:
Basic and diluted	$41.73	$(647.42)	$(82.58)

*	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits.